CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents (Note 4)	$ 63,717,328	$ 61,822,137
Marketable securities (Note 5)	133,219	177,945
Income tax receivable (Note 10)	7,593,479	10,798,291
Deposits, advances and other	336,886	747,872
Total current assets	71,780,912	73,546,245
Property, plant and equipment, net (Note 6)	6,437,693	6,470,722
Deferred tax asset	597,358	0
Right of use asset	230,807	251,984
Total assets	79,046,770	80,268,951
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	976,033	728,790
Lease liability	87,305	85,516
Contingent value rights (Note 3)	33,344	0
Total current liabilities	1,096,682	814,306
Lease liability	147,326	169,911
Total liabilities	1,244,008	984,217
SHAREHOLDERS' EQUITY
Common shares (Note 11)	302,469,647	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,752,893	20,752,893
Accumulated deficit	(266,045,150)	(264,563,178)
Total shareholders' equity	77,802,762	79,284,734
Total liabilities and shareholders' equity	$ 79,046,770	$ 80,268,951